Wilson Bank Holding Company - Parent Company Financial Information - Statements of Earnings and Comprehensive Earnings (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses:
Directors’ fees													$ 543	$ 677	$ 691
Non-interest expense													69,080	60,391	57,263
Federal income tax benefits													(8,783)	(19,354)	(14,841)
Net earnings	$ 9,833	$ 7,972	$ 7,309	$ 7,480	$ 3,574	$ 6,469	$ 6,988	$ 6,495	$ 6,802	$ 6,918	$ 6,270	$ 5,643	32,594	23,526	25,633
Wilson Bank Holding Company
Income:
Dividends from commercial bank subsidiary													3,000	1,500	1,500
Expenses:
Directors’ fees													254	334	327
Other													1,351	805	194
Non-interest expense													1,605	1,139	521
Income before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiary													1,395	361	979
Federal income tax benefits													468	359	169
Non-interest expense													1,863	720	1,148
Equity in undistributed earnings of commercial bank subsidiary													30,731	22,806	24,485
Net earnings													$ 32,594	$ 23,526	$ 25,633